UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10045

CALVERT IMPACT FUND, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2014

Item 1. Schedule of Investments.

CALVERT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

EQUITY SECURITIES - 96.9%	SHARES	VALUE
Aerospace & Defense - 1.4%
Ducommun, Inc.*	130,450	$3,297,776

Airlines - 2.2%
Allegiant Travel Co.	35,702	5,367,082

Auto Components - 3.0%
TRW Automotive Holdings Corp.*	71,194	7,322,303

Banks - 14.2%
East West Bancorp, Inc.	231,896	8,976,694
PrivateBancorp, Inc.	277,880	9,281,192
SVB Financial Group*	73,696	8,553,895
Umpqua Holdings Corp.	429,843	7,311,629
		34,123,410

Capital Markets - 3.2%
E*Trade Financial Corp.*	319,548	7,750,637

Commercial Services & Supplies - 6.7%
Deluxe Corp.	143,392	8,926,152
Pitney Bowes, Inc.	299,923	7,309,124
		16,235,276

Communications Equipment - 1.4%
Comtech Telecommunications Corp.	106,332	3,351,585

Consumer Finance - 1.6%
Nelnet, Inc.	82,345	3,815,044

Diversified Consumer Services - 4.5%
Grand Canyon Education, Inc.*	135,059	6,301,853
Strayer Education, Inc.*	60,146	4,467,645
		10,769,498

Diversified Telecommunication Services - 4.2%
Atlantic Tele-Network, Inc.	43,717	2,954,832
Frontier Communications Corp.	1,078,057	7,190,640
		10,145,472

Electronic Equipment & Instruments - 4.5%

Anixter International, Inc.*	84,991	7,518,304
Plexus Corp.*	79,271	3,266,758
		10,785,062

Energy Equipment & Services - 3.9%
Bristow Group, Inc.	116,637	7,673,548
Tesco Corp.	137,179	1,758,635
		9,432,183

Health Care Equipment & Supplies - 7.9%
Becton Dickinson and Co.	57,661	8,024,105
Edwards Lifesciences Corp.*	68,708	8,752,025
Medtronic, Inc.	31,672	2,286,718
		19,062,848

Health Care Providers & Services - 4.6%
Centene Corp.*	107,327	11,145,909

Hotels, Restaurants & Leisure - 1.5%
Texas Roadhouse, Inc.	109,753	3,705,261

Household Durables - 0.8%
Panasonic Corp. (ADR)	167,386	1,970,133

Insurance - 11.0%
American Financial Group, Inc.	120,924	7,342,505
FBL Financial Group, Inc.	46,627	2,705,765
PartnerRe Ltd.	73,646	8,405,218
Symetra Financial Corp.	247,689	5,709,231
The Navigators Group, Inc.*	31,067	2,278,454
		26,441,173

IT Services - 4.3%
DST Systems, Inc.	88,402	8,323,048
TeleTech Holdings, Inc.*	91,254	2,160,895
		10,483,943

Machinery - 3.5%
AGCO Corp.	167,768	7,583,114
LB Foster Co.	15,202	738,361
		8,321,475

Marine - 3.9%
Matson, Inc.	273,555	9,443,119

Media - 4.7%
John Wiley & Sons, Inc.	34,373	2,036,256
McClatchy Co.*	609,732	2,024,310
Time Warner Cable, Inc.	31,243	4,750,811

Time Warner, Inc.	28,262	2,414,140
		11,225,517

Multiline Retail - 1.6%
Dillard's, Inc.	30,808	3,856,545

Professional Services - 1.6%
Navigant Consulting, Inc.*	256,039	3,935,319

Wireless Telecommunication Services - 0.7%
Shenandoah Telecommunications Co.	52,783	1,649,469

Total Equity Securities (Cost $206,161,907)		233,636,039

HIGH SOCIAL IMPACT INVESTMENTS - 0.3%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17 (b)(i)(r)	$651,905	640,709

Total High Social Impact Investments (Cost $651,905)		640,709

TIME DEPOSIT - 2.5%
State Street Bank Time Deposit, 0.069%, 1/2/15	5,971,004	5,971,004

Total Time Deposit (Cost $5,971,004)		5,971,004

TOTAL INVESTMENTS (Cost $212,784,816) - 99.7%		240,247,752
Other assets and liabilities, net - 0.3%		755,717
NET ASSETS - 100%		$241,003,469

(b) This security was valued under the direction of the Board of Directors. See Note A.
(i) Restricted securities represent 0.3% of net assets for the Small Cap Portfolio.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts

Restricted Securities	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17	7/1/14	$651,905

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GLOBAL ALTERNATIVE ENERGY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

EQUITY SECURITIES - 94.6%	SHARES	VALUE
Australia - 0.2%
Ceramic Fuel Cells Ltd.*	28,531,883	$144,403

Austria - 3.2%
Zumtobel Group AG	126,802	2,856,178

Brazil - 3.4%
Cosan Ltd.	398,300	3,086,825

Canada - 10.0%
Canadian Solar, Inc.*	113,895	2,755,120
Capstone Infrastructure Corp.	624,798	1,723,358
DIRTT Environmental Solutions*	380,764	1,181,529
Innergex Renewable Energy, Inc.	210,741	2,063,541
TransAlta Renewables, Inc.	136,972	1,355,375
		9,078,923

China - 8.5%
Beijing Jingneng Clean Energy Co. Ltd.	2,520,000	1,089,231
China Longyuan Power Group Corp. Ltd.	1,334,000	1,369,287
China Suntien Green Energy Corp. Ltd.	9,493,000	1,974,693
Daqo New Energy Corp. (ADR)*	30,158	794,362
Trina Solar Ltd. (ADR)*	267,022	2,472,624
		7,700,197

Denmark - 0.8%
Novozymes A/S, Series B	17,741	744,387

France - 3.4%
SunPower Corp.*	118,574	3,062,766

Germany - 8.6%
Capital Stage AG	730,558	4,247,037
PNE Wind AG	858,834	2,260,491
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie*	86,318	1,243,979
		7,751,507

Hong Kong - 1.3%
GCL-Poly Energy Holdings Ltd.*	5,203,000	1,217,943

India - 1.1%

Greenko Group plc*	457,357	1,017,999

Ireland - 3.8%
Eaton Corp. plc	51,197	3,479,348

Italy - 1.3%
Prysmian SpA	63,728	1,159,974

Netherlands - 1.8%
Koninklijke Philips NV	55,239	1,603,939

Spain - 6.3%
EDP Renovaveis SA	402,139	2,614,558
Gamesa Corporacion Tecnologica SA*	198,590	1,788,877
Iberdrola SA	193,878	1,304,499
		5,707,934

Taiwan - 2.6%
Epistar Corp.	1,187,000	2,343,265

United Kingdom - 9.1%
Delphi Automotive plc	38,535	2,802,265
Dialight plc	82,855	1,045,109
Johnson Matthey plc	13,219	692,615
Renewables Infrastructure Group Ltd.	1,656,346	2,678,594
SIG plc	364,383	988,960
		8,207,543

United States - 29.2%
Ameresco, Inc.*	271,524	1,900,668
BorgWarner, Inc.	16,237	892,223
Calgon Carbon Corp.*	125,400	2,605,812
Covanta Holding Corp.	80,110	1,763,221
FuelCell Energy, Inc.*	502,483	773,824
Itron, Inc.*	26,116	1,104,446
Johnson Controls, Inc.	94,856	4,585,339
MasTec, Inc.*	22,552	509,901
NextEra Energy, Inc.	20,599	2,189,468
Owens Corning	44,413	1,590,429
Pattern Energy Group, Inc.	73,242	1,806,148
Quanta Services, Inc.*	119,673	3,397,516
Regal-Beloit Corp.	8,924	671,085
SunEdison, Inc.*	79,502	1,551,084
Veeco Instruments, Inc.*	30,791	1,073,990
		26,415,154

Total Equity Securities (Cost $93,559,144)		85,578,285

CLOSED-END FUNDS - 4.7%
Foresight Solar Fund Ltd.	999,930	1,623,906
Greencoat UK Wind plc	1,543,871	2,669,351

Total Closed-End Funds (Cost $4,140,066)		4,293,257

TIME DEPOSIT - 0.4%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.069%, 1/2/15	$382,270	382,270

Total Time Deposit (Cost $382,270)		382,270

TOTAL INVESTMENTS (Cost $98,081,480) - 99.7%		90,253,812
Other assets and liabilities, net - 0.3%		250,059
NET ASSETS - 100%		$90,503,871

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GLOBAL WATER FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

EQUITY SECURITIES - 100.7%	SHARES	VALUE
Australia - 0.5%
ALS Ltd.	676,784	$2,931,912

Brazil - 3.7%
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	2,442,713	15,364,665
Cia de Saneamento de Minas Gerais-COPASA	663,400	6,324,852
		21,689,517

Canada - 11.0%
Capstone Infrastructure Corp.	4,563,757	12,588,046
EnerCare, Inc.	2,447,736	30,592,744
Newalta Corp.	608,347	9,249,874
Pure Technologies Ltd.	1,957,403	12,468,395
		64,899,059

Finland - 0.6%
Kemira OYJ	299,562	3,578,342

France - 4.2%
Suez Environnement SA	1,078,265	18,692,781
Veolia Environnement SA	352,993	6,268,897
		24,961,678

Israel - 0.4%
Amiad Water Systems Ltd.	1,108,480	2,010,222

Italy - 0.6%
ACEA SpA	317,675	3,408,321

Japan - 4.9%
Ebara Corp.	7,106,000	28,849,598
Organo Corp.	39,000	155,097
		29,004,695

Mexico - 0.8%
Empresas ICA SAB de CV*	3,785,800	4,606,892

Netherlands - 1.7%
Arcadis NV	341,168	10,202,743

Switzerland - 5.1%
Georg Fischer AG*	22,124	13,927,774

Sulzer AG	151,608	16,115,328
		30,043,102

United Kingdom - 19.5%
Pentair plc	461,792	30,672,225
Rotork plc	162,709	5,851,924
Severn Trent plc	281,107	8,710,904
The Weir Group plc	203,232	5,813,713
Travis Perkins plc	970,431	27,923,513
United Utilities Group plc	966,606	13,690,223
Wolseley plc	396,773	22,575,297
		115,237,799

United States - 47.7%
Advanced Drainage Systems, Inc.	734,069	16,868,906
Aegion Corp.*	692,234	12,882,475
American Water Works Co., Inc.	170,393	9,081,947
Badger Meter, Inc.	54,300	3,222,705
Calgon Carbon Corp.*	1,346,570	27,981,725
California Water Service Group	350,105	8,616,084
Danaher Corp.	181,114	15,523,281
Ecolab, Inc.	85,214	8,906,567
Flowserve Corp.	444,184	26,575,529
Franklin Electric Co., Inc.	337,364	12,661,271
HD Supply Holdings, Inc.*	1,340,867	39,542,168
Mueller Water Products, Inc.	901,745	9,233,869
Nuverra Environmental Solutions, Inc.*	545,986	3,030,222
Pico Holdings, Inc.*	919,625	17,334,931
Rexnord Corp.*	1,039,301	29,318,681
SJW Corp.	128,213	4,118,201
SPX Corp.	107,691	9,252,810
Tetra Tech, Inc.	732,411	19,555,374
Xylem, Inc.	204,576	7,788,208
		281,494,954

Total Equity Securities (Cost $621,493,598)		594,069,236

TOTAL INVESTMENTS (Cost $621,493,598) - 100.7%		594,069,236
Other assets and liabilities, net - (0.7%)		(4,249,540)
NET ASSETS - 100%		$589,819,696

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GREEN BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

ASSET-BACKED SECURITIES - 7.4%	PRINCIPAL AMOUNT	VALUE
Dell Equipment Finance Trust, 1.80%, 6/22/20 (e)	$420,000	$419,704
Ford Credit Auto Lease Trust, 1.50%, 3/15/17 (e)	100,000	100,223
Ford Credit Auto Owner Trust/Ford Credit, 2.41%, 11/15/25 (e)	300,000	301,736
Ford Credit Floorplan Master Owner Trust, 1.82%, 1/15/18	150,000	150,902
SolarCity LMC:
Series I LLC, 4.80%, 11/20/38 (e)	309,537	323,973
Series II LLC, 4.59%, 4/20/44 (e)	96,415	99,922
Series III LLC, 4.02%, 7/20/44 (e)	400,000	401,919
Series III LLC, 5.44%, 7/20/44 (e)	100,000	102,250
Toyota Auto Receivables Owner Trust, 1.18%, 6/17/19	300,000	299,761

Total Asset-Backed Securities (Cost $2,178,855)		2,200,390

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.4%
GRACE Mortgage Trust, 3.59%, 6/10/28 (e)(r)	400,000	375,266
JP Morgan Chase Commercial Mortgage Securities Trust, 3.805%, 6/10/27 (e)(r)	450,000	454,444
Morgan Stanley Capital I Trust:
2014-CPT F, 3.446%, 7/13/29 (e)(r)	430,000	408,305
2014-CPT G, 3.446%, 7/13/29 (e)(r)	100,000	92,287

Total Commercial Mortgage-Backed Securities (Cost $1,332,192)		1,330,302

CORPORATE BONDS - 50.7%
African Development Bank, 0.75%, 10/18/16	370,000	370,056
American Airlines Pass Through Trust:
5.60%, 1/15/22 (e)	281,486	287,116
4.375%, 4/1/24	250,000	256,000
American Express Credit Corp., 0.793%, 3/18/19 (r)	350,000	348,540
American Tower Corp., 3.45%, 9/15/21	200,000	196,628
American Water Capital Corp., 3.40%, 3/1/25	200,000	201,274
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	250,000	242,970
AT&T, Inc., 2.375%, 11/27/18	150,000	151,162
Bank of America Corp.:
4.125%, 1/22/24	250,000	262,539
4.25%, 10/22/26	200,000	199,551
Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	250,000	252,596
Capital One Bank, 2.25%, 2/13/19	300,000	297,827
Citigroup, Inc.:
2.50%, 9/26/18	350,000	354,089
3.75%, 6/16/24	100,000	102,125
CNH Industrial Capital LLC, 3.875%, 11/1/15	250,000	251,250

Covanta Holding Corp., 6.375%, 10/1/22	200,000	212,000
Cummins, Inc., 4.875%, 10/1/43	250,000	290,749
CVS Health Corp., 2.75%, 12/1/22	400,000	389,593
European Investment Bank, 2.50%, 10/15/24	200,000	202,874
Ford Motor Credit Co. LLC:
1.162%, 11/4/19 (r)	300,000	300,134
3.664%, 9/8/24	250,000	250,500
General Electric Co., 2.70%, 10/9/22	345,000	345,140
Goldman Sachs Group, Inc.:
2.375%, 1/22/18	250,000	252,525
3.625%, 1/22/23	200,000	202,524
Home Depot, Inc., 4.20%, 4/1/43	150,000	156,393
International Business Machines Corp., 3.375%, 8/1/23	200,000	204,353
International Finance Corp., 0.625%, 11/15/16	200,000	199,260
Johnson Controls, Inc., 3.625%, 7/2/24	250,000	252,182
JPMorgan Chase & Co.:
3.625%, 5/13/24	350,000	358,261
3.875%, 9/10/24	200,000	200,170
KFW, 1.75%, 10/15/19	200,000	200,310
Masco Corp., 5.95%, 3/15/22	326,000	361,860
Massachusetts Institute of Technology, 3.959%, 7/1/38	375,000	397,698
Methanex Corp., 5.65%, 12/1/44	125,000	127,806
Mondelez International, Inc.:
0.752%, 2/1/19 (r)	150,000	148,326
2.25%, 2/1/19	200,000	199,179
Morgan Stanley:
0.971%, 7/23/19 (r)	350,000	348,599
3.70%, 10/23/24	100,000	101,362
5.00%, 11/24/25	150,000	160,067
Nissan Motor Acceptance Corp.:
0.955%, 9/26/16 (e)(r)	250,000	251,443
2.35%, 3/4/19 (e)	100,000	100,370
Nordic Investment Bank, 2.25%, 9/30/21	200,000	202,217
North American Development Bank, 2.40%, 10/26/22	150,000	145,254
NRG Yield Operating LLC, 5.375%, 8/15/24 (e)	100,000	101,500
Oracle Corp., 4.50%, 7/8/44	200,000	217,235
Prologis LP, 3.35%, 2/1/21	250,000	253,357
Prudential Financial, Inc., 2.30%, 8/15/18	300,000	303,472
Regency Centers LP, 3.75%, 6/15/24	400,000	407,056
SABMiller Holdings, Inc., 3.75%, 1/15/22 (e)	300,000	313,113
Sprint Capital Corp., 6.90%, 5/1/19	280,000	285,600
Telefonica Emisiones SAU:
3.992%, 2/16/16	100,000	102,849
3.192%, 4/27/18	200,000	205,668
United Airlines Pass Through Trust:
4.625%, 3/3/24	160,000	156,800
3.75%, 3/3/28	160,000	161,200
Verizon Communications, Inc.:
2.625%, 2/21/20 (e)	200,000	197,713

3.50%, 11/1/24	150,000	147,375
4.862%, 8/21/46 (e)	250,000	256,807
Virgin Australia Trust:
7.125%, 10/23/18 (e)	179,345	187,810
6.00%, 4/23/22 (e)	168,550	173,320
5.00%, 4/23/25 (e)	268,504	275,217
Vornado Realty LP:
2.50%, 6/30/19	200,000	198,267
5.00%, 1/15/22	250,000	274,417
Whirlpool Corp., 3.70%, 5/1/25	400,000	404,827
Xerox Corp., 2.80%, 5/15/20	200,000	196,459

Total Corporate Bonds (Cost $14,974,446)		15,154,934

MUNICIPAL OBLIGATIONS - 3.3%
Massachusetts Clean Water Trust Revenue Bonds, 5.192%, 8/1/40	150,000	174,156
Metropolitan Water District of Southern California Revenue Bonds, 6.947%, 7/1/40	250,000	300,028
Santa Clara Valley California Transportation Authority Revenue Bonds, 5.876%, 4/1/32	430,000	521,925

Total Municipal Obligations (Cost $967,516)		996,109

SOVEREIGN GOVERNMENT BONDS - 1.2%
Export Development Canada, 0.875%, 1/30/17	150,000	150,023
Kommunalbanken AS, 0.75%, 11/21/16 (e)	200,000	199,722

Total Sovereign Government Bonds (Cost $349,624)		349,745

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.7%
Overseas Private Investment Corp., 3.16%, 6/1/33	200,000	201,021

Total U.S. Government Agencies and Instrumentalities (Cost $200,000)		201,021

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 10.4%
Fannie Mae:
3.11%, 7/1/23	146,924	152,518
3.00%, 2/18/30	400,000	415,016
3.50%, 2/18/30	435,000	458,848
3.50%, 2/12/45	1,060,000	1,102,110
4.00%, 2/12/45	925,000	984,681

Total U.S. Government Agency Mortgage-Backed Securities (Cost $3,105,228)		3,113,173

U.S. TREASURY OBLIGATIONS - 14.3%
United States Treasury Bonds, 3.125%, 8/15/44	1,450,000	1,561,015
United States Treasury Notes:
0.50%, 11/30/16	210,000	209,475
1.00%, 12/15/17	180,000	179,578
1.50%, 11/30/19	2,105,000	2,091,680

1.875%, 11/30/21	160,000	159,063
2.25%, 11/15/24	92,000	92,618

Total U.S. Treasury Obligations (Cost $4,232,486)		4,293,429

TIME DEPOSIT - 16.2%
State Street Bank Time Deposit, 0.069%, 1/2/15	4,836,763	4,836,763

Total Time Deposit (Cost $4,836,763)		4,836,763

TOTAL INVESTMENTS (Cost $32,177,110) - 108.6%		32,475,866
Other assets and liabilities, net - (8.6%)		(2,565,240)
NET ASSETS - 100%		$29,910,626

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
30 Year U.S. Treasury Bonds	1	3/15	$144,563	$3,075

Sold:
2 Year U.S. Treasury Notes	2	3/15	$437,188	$776
5 Year U.S. Treasury Notes	5	3/15	594,648	479
10 Year U.S. Treasury Notes	36	3/15	4,564,688	(28,648)
Ultra U.S. Treasury Bonds	1	3/15	165,188	(8,202)
Total Sold				($35,595)

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Impact Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with four separate portfolios: Small Cap, Global Alternative Energy (known as Global Energy Solutions, effective January 31, 2015), Global Water, and Green Bond. Small Cap is registered as a diversified portfolio, while Global Alternative Energy, Global Water, and Green Bond are each registered as non-diversified portfolios. The operations of each series are accounted for separately. Small Cap offers five classes of shares – Classes A, B, C, I, and Y. Global Alternative Energy and Global Water each offer four classes of shares – Classes A, C, I, and Y. Green Bond offers three classes of shares – Classes A, I, and Y. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Green Bond). Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges, and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors ("the Board") to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Global Alternative Energy and Global Water have retained a third party fair value pricing service to quantitatively analyze the price movement of their holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Closed-end funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At December 31, 2014, the following securities were fair valued in good faith under the direction of the Board:

	Total Investments	% of Net Assets
Small Cap	$640,709	0.3%

The following tables summarize the market value of the Fund’s holdings as of December 31, 2014, based on the inputs used to value them:

Small Cap	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$233,636,039	-	-	$233,636,039
Other debt obligations	-	$6,611,713	-	6,611,713
TOTAL	$233,636,039	$6,611,713	-	$240,247,752

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

Global Alternative Energy	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$51,192,267	$34,386,018**	-	$85,578,285
Closed-end fund	-	4,293,257	-	4,293,257
Other debt obligations	-	382,270	-	382,270
TOTAL	$51,192,267	$39,061,545	-	$90,253,812

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.
** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

On December 31, 2014, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities. At December 31, 2014, securities valued at $34,386,018 were transferred out of Level 1 and into Level 2.

Global Water	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$397,037,795	$197,031,441**	-	$594,069,236
TOTAL	$397,037,795	$197,031,441	-	$594,069,236

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.
** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

On December 31, 2014, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities. At December 31, 2014, securities valued at $197,031,441 were transferred out of Level 1 and into Level 2.

Green Bond	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$2,200,390	-	$2,200,390
Commercial mortgage-backed securities	-	1,330,302	-	1,330,302
Corporate debt	-	15,154,934	-	15,154,934
Municipal obligations	-	996,109	-	996,109
U.S. government obligations	-	7,607,623	-	7,607,623
Other debt obligations	-	5,186,508	-	5,186,508
TOTAL	-	$32,475,866	-	$32,475,866

Other financial instruments**	($32,520)	-	-	($32,520)

* For a complete listing of investments, please refer to the Schedule of Investments.
** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

There were no transfers between levels during the period.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. Green Bond is subject to interest rate risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the period, Green Bond used U.S. Treasury obligation futures contracts to hedge against interest rate changes and to manage overall duration of the portfolio. The Fund’s futures contracts at period end are presented in the Schedules of Investments.

During the period ended December 31, 2014, Green Bond invested in 2 year, 5 year, 10 year U.S. Treasury Notes futures and 30 year and Ultra U.S. Treasury Bond futures. The volume of outstanding contracts has varied throughout the period with a weighted average of 14 contracts and $137,947 weighted average notional value.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund’s Schedules of Investments.

Short Sales: The Fund may use a hedging technique that involves short sales of U.S. Treasury securities for the purpose of managing the duration of the Fund. Any short sales are “covered” with an equivalent amount of high-quality, liquid securities.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly by Green Bond and annually by Small Cap, Global Alternative Energy, and Global Water. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (within seven days for Class I shares). The redemption fee is accounted for as an addition to paid-in capital. This fee was eliminated effective February 2, 2015.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following table presents the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2014 and the capital loss carryforwards as of September 30, 2014, with expiration dates, where applicable:

	Small Cap	Global Alternative Energy
Federal income tax cost of investments	$212,793,074	$98,465,971
Unrealized appreciation	$31,445,145	$5,327,022
Unrealized depreciation	(3,990,467)	(13,539,181)
Net unrealized appreciation/ (depreciation)	$27,454,678	($8,212,159)

	Global Water	Green Bond
Federal income tax cost of investments	$629,559,087	$32,178,604
Unrealized appreciation	$27,730,983	$332,527
Unrealized depreciation	(63,220,834)	(35,265)
Net unrealized appreciation/ (depreciation)	($35,489,851)	$297,262
Capital Loss Carryforwards

Expiration Date:	Global Alternative Energy
30-Sep-17	($21,115,915)
30-Sep-18	(56,693,584)
30-Sep-19	(43,799,530)
No Expiration Date:
Long-term	($62,688,434)

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration.

Item 2. Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT IMPACT FUND, INC.

By:    /s/ John H. Streur, Jr.
    John H. Streur, Jr.
    President -- Principal Executive Officer
Date:    February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Streur, Jr.
    John H. Streur, Jr.
    President -- Principal Executive Officer
Date:    February 27, 2015

/s/ Robert J. Enderson
    Robert J. Enderson
    Assistant Treasurer -- Principal Financial Officer
Date:    February 27, 2015